Due to Related Parties and Management Compensation (Details Narrative) - USD ($)	6 Months Ended
	Oct. 31, 2019	Apr. 30, 2019	Apr. 30, 2018
Due to related party	$ 46,518	$ 17,442
Chief Financial Officer [Member]
Paid and accrued contract fees	$ 41,053